Changes in accounting policies (Details 1) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Carrying amount under IAS 39	€ 21,859
Adjustments	254
Other changes	(838)	[1]
Carrying amount under IFRS 9	€ 21,275
Financial assets held for trading [member]
Classification under IAS 39	Held for trading
Classification under IFRS 9	FVTPL
Carrying amount under IAS 39	€ 6,012
Reclassifications	207
Carrying amount under IFRS 9	€ 6,219
Financial assets available for sale [member]
Classification under IAS 39	Available-for-sale
Classification under IFRS 9	FVTPL
Carrying amount under IAS 39	€ 207
Reclassifications	€ (207)
Trade and other receivables [member]
Classification under IAS 39	Financing receivables	[2]
Classification under IFRS 9	Amortized cost	[2]
Carrying amount under IAS 39	€ 15,421	[2]
Adjustments	(427)	[2]
Other changes	(838)	[2]
Carrying amount under IFRS 9	€ 14,156	[2]
Other investments [Member]
Classification under IAS 39	Cost
Classification under IFRS 9	FVTOCI
Carrying amount under IAS 39	€ 219
Adjustments	681
Carrying amount under IFRS 9	€ 900

[1]	Other changes result from the effects related to a different classification under IFRS 15 of receivables for underlifting which have been reclassified as other assets in application of the sales method
[2]	Compared to the values presented in the balance sheet at December 31, 2017, the item no longer includes financial receivables, which have been reclassified under the new item “Other current financial assets”